DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
change in fair value of the derivative liability	$ 2,343,320		$ (2,745,309)	$ (2,954,109)
Derivative liabilities	15,254,287		10,483,371
change in fair value of the derivative liability	$ (2,343,320)		$ 2,745,309	$ 2,954,109